Convertible Debentures	12 Months Ended
Jul. 31, 2020
Debt instruments held [abstract]
Convertible Debentures

17. Convertible Debentures

Balance as at July 31, 2019	$—
Issued at amortized, net issuance costs	45,922
Conversion	(20,603)
Interest expense	6,854
Interest paid	(3,205)
Balance as at July 31, 2020	$28,969

$70,000 Private Placement Unsecured Convertible Debentures

On December 5, 2019, the Company closed a $70,000 private placement of convertible debentures. The Company issued a total of $70,000 principal amount of 8.0% unsecured convertible debentures maturing on December 5, 2022 (the "Debentures"). The Debentures are convertible at the option of the holder at any time after December 7, 2020 and prior to maturity at a conversion price of $3.16 per share (the "Conversion Price"), subject to adjustment in certain events. The Company may force the conversion of all of the then outstanding Debentures at the Conversion Price at any time after December 7, 2020 and prior to maturity on 30 days' notice if the daily volume weighted average trading price of the common shares of the Company is greater than $7.50 for any 15 consecutive trading days.

At any time on or before December 4, 2020, the Company may repay all, but not less than all, of the principal amount of the Debentures, plus accrued and unpaid interest. Upon maturity, the holders of the Debentures have the right to require the Company to repay any principal amount of their Debentures through the issuance of common shares of the Company in satisfaction of such amounts at a price equal to the volume weighted average trading price of the common shares on the TSX for the five trading days immediately preceding the payment date.

Upon recognition, the Company allocated the gross proceeds first to the discounted gross proceeds of the debentures, which amounted to $46,098. The remaining balance of $23,902, was allocated to the conversion feature, which represents its inherent fair value.

In connection to closing the private placement, the Company incurred costs and fees of $204, which were allocated on a pro rata basis to the convertible debentures and conversion feature in the amounts of $176 and $28, respectively.

Early Conversion Inducement

In May 2020, the Company provided notice to all holders of the Debentures of an option to voluntarily convert their Debentures into units of the Company (the "Conversion Units") at a discounted early conversion price of $0.80 (the "Early Conversion Price") calculated based on the 5-day volume weighted average HEXO Corp. market prices (the "VWAP") preceding the announcement. The VWAP unitized data from both the TSX and NYSE. Each Conversion Unit will provide the holder one common share and one half common share purchase warrant (with an exercise price of $1.00 and term of three years).

The early conversion occurred in two phases, the first being on June 10, 2020 followed by the second and final phase June 30, 2020. During phases one and two, $23,595 principal amount, or approximately 34%, and $6,265 principal amount, or approximately 9% of the Debentures were converted under the Early Conversion Price into 29,493,750 and 7,831,250 common shares and 14,746,875 and 3,915,625 common share purchase warrants of HEXO Corp, respectively. In accordance with IAS 32 - Financial Instruments: Presentation, the reduction of the conversion price to induce early conversion resulted in a loss of $54,283 during the year ended July 31, 2020.

The loss is calculated as the difference between the fair value of the consideration the holders received on conversion under the revised terms and the fair value of the consideration the holders would have received under the original terms of the agreement.

On July 31, 2020, there remains $40,140 in principal debentures, the net present value of the debt was $26,600 and the remaining balance of $13,540, was allocated to the conversion feature.

Interest expense for the year ended July 31, 2020 was $6,854. The Company made interest payments of $3,205 in the year ended July 31, 2020. The accrued and unpaid interest as at July 31, 2020 was $202.